Revenue (Details) - Schedule of Revenue for the Company - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Services transferred over time:
Design and project management services		$ 5,916	$ 10,555	$ 10,963
Media production services		75	1,773	392
Attraction hardware and turnkey sales			2,052	4,302
Other			2,533	293
Total revenue from services transferred over time	1,516	7,865	16,913	15,950
Services transferred at a point in time:
Digital media licenses		1,329	1,331
Total revenue from services transferred at a point in time		1,329	1,331
Total revenue	$ 1,516	$ 9,194	$ 18,244	$ 15,950